Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 27, 2015
Registrant Name	dei_EntityRegistrantName	Advisors Preferred Trust
Central Index Key	dei_EntityCentralIndexKey	0001556505
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	apt
Document Creation Date	dei_DocumentCreationDate	Apr. 27, 2015
Document Effective Date	dei_DocumentEffectiveDate	Apr. 27, 2015
Prospectus Date	rr_ProspectusDate	Apr. 27, 2015
Spectrum Advisors Preferred Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund, not Acquired Fund Fees and Expenses which are the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s adviser delegates execution of the Fund’s investment strategy to a sub-adviser. The sub-adviser seeks long term capital appreciation by investing in a diversified portfolio of other investment companies using a “performance upgrading” strategy that pursues positive alpha while managing return volatility. Positive alpha refers to returns that are higher than overall market returns. The sub-adviser’s performance upgrading strategy seeks to identify other investment companies that have investment advisers that the sub-adviser believes are superior stock market managers with an historically strong record of performance. Thus, performance upgrading refers to the sub-adviser’s selection of investment companies that it believes will have the highest returns among their peers. The sub-adviser will also implement modest leverage to enhance returns when it believes market conditions are favorable. Also, when it believes market conditions, or certain market sector conditions are unfavorable, the sub-adviser will reduce market exposure by using a long/short strategy of buying what it believes to be the best performing funds while taking a short swap position in a stock market indexes.

The sub-adviser also attempts to limit the Fund’s investment losses such that they will be less than 40% of the S&P 500 Index losses over any 12-month period when the stock market is trending lower. But, there is no guarantee the sub-adviser can limit losses. However, the sub-adviser will not attempt to constrain the Fund’s upside volatility in rising markets. During favorable market conditions (when the sub-adviser believes security prices will be stable or rising) the sub-adviser leverages the Fund’s investment portfolio through swap contracts and/or borrowing to invest in more securities. During unfavorable market conditions the sub-adviser emphasizes capital preservation by increasing the Fund’s allocation to cash equivalents, fixed income securities and reducing leverage. The sub-adviser does not select individual fixed income securities but instead, invests the Fund’s assets in open-end investment companies (“mutual funds”) and exchange-traded funds (“ETFs”) that each invest primarily in fixed income securities. The Fund invests without restriction as to issuer type, capitalization, credit quality or maturity of individual securities held by the mutual funds and ETFs in which it invests. These investments include high-yield fixed income securities commonly known as “junk” bonds. The Fund defines junk bonds as those rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB-by Standard and Poor’s Rating Group (“S&P”), or, if unrated, determined by the sub-adviser to be of similar credit quality.

The Fund invests primarily in a diversified portfolio of domestic equity securities. The sub-adviser does not select individual stocks but instead, invests the Fund’s assets in mutual funds and ETFs that each invest primarily in equity securities. The Fund invests without restriction as to issuer market capitalization, market sector or industry. The sub-adviser selects mutual funds and ETFs that have relatively strong recent returns and low risk (defined as return volatility). The sub-adviser also considers mutual fund and ETF size, fees, management experience and liquidity. The sub-adviser selects swap counterparties it believes to be credit worthy and does not invest more than 25% of Fund assets in swap contracts with any one counterparty.

By focusing on market conditions and its performance upgrading strategy, the sub-adviser believes the Fund should maintain returns with lower downside volatility and risk compared to major stock market indices. The sub-adviser sells securities, and reduces swap positions and borrowing, when it believes market conditions have become unfavorable or when more attractive investments are available. Additionally, the sub-adviser may employ a long/short strategy through inverse ETFs and swaps to reduce market risk and seek to negate recessionary equity market risk. The long/short strategy seeks to enhance returns by taking short positions in equity sectors the sub-adviser believes are less attractive while maintaining long positions in equity sectors the sub-adviser believes are more attractive. The sub-adviser may engage in frequent trading to achieve the Fund’s investment objective, which may result in turnover in excess of 100%.

The sub-adviser believes the consistency of its execution of both its investment strategy and its risk management strategy is reflected in the following biblical quote.

“Steady plodding brings prosperity; hasty speculation brings poverty.”

(Proverbs 21:5, Living Bible)

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund directly and indirectly through the Fund’s investment in mutual funds and ETFs.

• Bond Risk: Typically, a rise in interest rates causes a decline in the value of bonds. The credit quality of securities may be lowered if an issuer’s financial condition deteriorates and issuers may default on their interest and or principal payments.

• Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Inverse ETF Risk: Inverse ETFs will prevent the Fund from participating in market-wide or sector-wide gains and may not prove to be an effective hedge. Inverse ETFs seek to deliver returns that are opposite of the return of a benchmark (e.g., if the benchmark goes up by 1%, the ETF will go down by 1%), typically using a combination of derivative strategies. Because inverse ETFs typically seek to obtain their objective on a daily basis, holding inverse ETFs for longer than a day may produce unexpected results particularly when the benchmark index experiences large ups and downs. Inverse ETFs may also be leveraged. Inverse ETFs contain all of the risks that regular ETFs present.

• Junk Bond Risk: Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. These securities are considered speculative. Defaulted securities or those subject to a reorganization proceeding may become worthless and are illiquid.

• Leverage Risk: Borrowing magnifies the potential for losses and exposes the Fund to interest expenses on money borrowed. Derivatives also magnify losses because they require only a small investment relative to their notional amount.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operation for investors to evaluate.

• Management Risk: The sub-adviser’s reliance on its strategies and judgments about the attractiveness, value and potential appreciation of particular assets may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall investment market risks affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels, and political events affect the US and international investment markets.

• Mutual Fund and ETF Risk: Mutual funds and ETFs involve duplication of investment advisory fees and certain other expenses. ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund.

• Short Position Risk: The Fund’s short swap positions may result in a loss if the price of the short position instruments rise. In contrast to long positions, the potential loss on the Fund’s short swap positions is unlimited. Inverse ETFs will limit the Fund’s participation in market wide gains.

• Small and Medium Capitalization Risk: The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

• Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs. The Fund’s portfolio turnover rate is expected to be above 100% annually.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.spectrumlowvolatilityfund.com or by calling 1-866-862-9686.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-862-9686
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.spectrumlowvolatilityfund.com
Spectrum Advisors Preferred Fund | Investor Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SAPEX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.15%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.40%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.30%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.35%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	238
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	754

[1]	The Fund may incur 12b-1 fees of up to 0.25%, but has limited 12b-1 fees to 0.15% for the current fiscal year.
[2]	Other Expenses are estimated for the current fiscal year. Shareholder Service Expenses may include sub-transfer agent and sub-custodian fees.
[3]	Acquired Fund Fees and Expenses are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements include only the direct operating expenses incurred by the Fund, not Acquired Fund Fees and Expenses which are the indirect costs of investing in other investment companies.